DERIVATIVE INSTRUMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
DERIVATIVE ASSETS
Total derivative assets	$ 0.2	$ 0.7
DERIVATIVE LIABILITIES
Total derivative liabilities	26.4	5.5
Unsettled provisionally priced concentrate derivatives, and swap contracts
DERIVATIVE ASSETS
Total derivative assets	0.2	0.0
DERIVATIVE LIABILITIES
Total derivative liabilities	0.0	0.7
Copper price option contract
DERIVATIVE ASSETS
Total derivative assets	0.0	0.7
Gold price option contracts
DERIVATIVE LIABILITIES
Total derivative liabilities	$ 26.4	$ 4.8